SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Major Customers) (Details) (Customer A [Member], Supply Chain Solutions [Member], Sales [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Customer A [Member] | Supply Chain Solutions [Member] | Sales [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenues	13.00%	15.00%	10.00%